UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment:      ____; Amendment Number: _____
  This Amendment (Check only one.)  ___  is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Falcon Point Capital, LLC
Address:    Two Embarcadero Center, Suite 1300
            San Francisco, CA  94111

Form 13F File Number:   28-4994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Ellison Grayson
Title:      President
Phone:      415-782-9600
Signature, Place and Date of Signing:
      William Ellison Grayson       San Francisco, CA       January 23, 2009
            [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         104

Form 13F Information Table Value Total:         $ 57,273 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.
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
NAME OF ISSUER                  TITLE    CUSIP       VALUE X1000         SHARES             INV.   OTHER   VOTING AUTH
                                OF CLASS                                                    DISC.  MGR
                                                                                                               SOLE
AAR Corp.                       COM      000361105                 516         28,023 SH    Sole                 28,023
ADC Telecommunications, Inc.    COM      000886309                 220         40,301 SH    Sole                 40,301
Advanced Analogic Technologies  COM      00752j108                 182         60,230 SH    Sole                 60,230
Affiliated Computer Services,   COM      008190100                 712         15,499 SH    Sole                 15,499
Alliance Data Systems           COM      018581108               1,079         23,188 SH    Sole                 23,188
Apollo Group Inc.               COM      037604105               1,556         20,310 SH    Sole                 20,310
Apple Inc                       COM      037833100                 269          3,150 SH    Sole                  3,150
Argon ST INC                    COM      040149106                 257         13,628 SH    Sole                 13,628
Barrick Gold Corp               COM      067901108                 922         25,068 SH    Sole                 25,068
CBS Corp                        COM      124857202                 285         34,830 SH    Sole                 34,830
Cephalon Inc                    COM      156708109                 754          9,790 SH    Sole                  9,790
Chicago Bridge & Iron-NY SHR    COM      167250109                 858         85,378 SH    Sole                 85,378
China Direct Industries Inc.    COM      169384203                  83         57,401 SH    Sole                 57,401
China Finance Online Co-ADR     COM      169379104                  96         13,664 SH    Sole                 13,664
China Mobil HK LTD              COM      16941m109                 336          6,600 SH    Sole                  6,600
China.com Corporation           COM      g2022L106                  82         71,332 SH    Sole                 71,332
City Telecom (HK) Ltd ADR       COM      178677209                 187         70,544 SH    Sole                 70,544
Cogo Group Inc.                 COM      192448108                 285         58,640 SH    Sole                 58,640
Crown Holdings Inc.             COM      228368106                 890         46,331 SH    Sole                 46,331
Cybersource Corp.               COM      23251j106               1,116         93,043 SH    Sole                 93,043
Devry, Inc.                     COM      251893103               1,172         20,418 SH    Sole                 20,418
Digital River Inc               COM      25388b104                 332         13,383 SH    Sole                 13,383
Dollar Tree                     COM      256746108                 690         16,560 SH    Sole                 16,560
Durect Corp.                    COM      266605104               1,020        300,896 SH    Sole                300,896
EMC Corp                        COM      268648102                 360         34,338 SH    Sole                 34,338
Electronic Arts                 COM      285512109                 272         16,970 SH    Sole                 16,970
Enersys                         COM      29275y102                 360         32,747 SH    Sole                 32,747
Equinix Inc                     COM      29444u502                 548         10,311 SH    Sole                 10,311
Express Scripts, Inc.           COM      302182100                 706         12,840 SH    Sole                 12,840
Family Dollar Store, Inc.       COM      307000109                 748         28,700 SH    Sole                 28,700
Flir Systems                    COM      302445101                 418         13,627 SH    Sole                 13,627
Fluor Corp.                     COM      343412102                 838         18,680 SH    Sole                 18,680
Genentech, Inc.                 COM      368710406                 666          8,030 SH    Sole                  8,030
Gilead                          COM      375558103               1,092         21,346 SH    Sole                 21,346
Google Inc. Class A             COM      38259p508                 523          1,700 SH    Sole                  1,700
Grand Canyon Education, Inc.    COM      38526m106                 798         42,510 SH    Sole                 42,510
Harmonic, Inc.                  COM      413160102                 267         47,593 SH    Sole                 47,593
Hub Group, Inc.                 COM      443320106                 301         11,346 SH    Sole                 11,346
ITT Educational Services, Inc.  COM      45068b109                 791          8,330 SH    Sole                  8,330
Icon PLC - Sponsored ADR        COM      45103t107                 855         43,420 SH    Sole                 43,420
Infinera Corp                   COM      45667g103                 426         47,492 SH    Sole                 47,492
Informatica Corp.               COM      45666q102                 315         22,956 SH    Sole                 22,956
Infospace.com                   COM      45678t201                 221         29,240 SH    Sole                 29,240
Interdigital Inc.               COM      45867G101                 572         20,817 SH    Sole                 20,817
Intermap Technologies Corp      COM      458977204                 132         83,774 SH    Sole                 83,774
Itron                           COM      465741106                 549          8,610 SH    Sole                  8,610
JB Hunt Transportation          COM      445658107                 373         14,204 SH    Sole                 14,204
JP Morgan Chase & Co.           COM      46625h100                 315         10,000 SH    Sole                 10,000
Jacobs Engineering Group Inc.   COM      469814107                 956         19,880 SH    Sole                 19,880
Joy Global Inc                  COM      481165108                 725         31,660 SH    Sole                 31,660
Landstar                        COM      515098101                 658         17,112 SH    Sole                 17,112
Marchex Inc.                    COM      56624r108                 227         38,961 SH    Sole                 38,961
Marvell Technology              COM      g5876h105                 271         40,668 SH    Sole                 40,668
Massey Energy                   COM      576206106                 540         39,170 SH    Sole                 39,170
MetroPCS Communications, Inc.   COM      591708102                 583         39,277 SH    Sole                 39,277
Mpower Communications           COM      609839105                 140         11,107 SH    Sole                 11,107
Netease.com Inc ADR             COM      64110w102                 262         11,850 SH    Sole                 11,850
Network Equip. Tech., Inc.      COM      641208103                 409        141,980 SH    Sole                141,980
Neutral Tandem, Inc.            COM      64128B108               1,224         75,434 SH    Sole                 75,434
Newmont Mining Corp             COM      651639106                 407         10,000 SH    Sole                 10,000
Nortel Networks Corp            COM      656568508                 109        420,649 SH    Sole                420,649
Otelco Inc.                     COM      688823202                 965        127,474 SH    Sole                127,474
Pactiv Corporation              COM      695257105                 598         24,040 SH    Sole                 24,040
Panera Bread Company            COM      69840w108                 758         14,513 SH    Sole                 14,513
Perfect World Co                COM      71372u104                 378         21,901 SH    Sole                 21,901
Qualcomm Inc.                   COM      747525103                 818         22,833 SH    Sole                 22,833
Regional Bank Holder's Trust    COM      75902e100                 726          9,600 SH    Sole                  9,600
Renasola Ltd                    COM      75971t103                 123         27,838 SH    Sole                 27,838
Research in Motion Ltd.         COM      760975102                 479         11,800 SH    Sole                 11,800
Rightnow Technologies, Inc.     COM      76657r106                 126         16,243 SH    Sole                 16,243
SPDR Homebuilders ET            COM      78464a888                 459         38,330 SH    Sole                 38,330
Smith Micro Software            COM      832154108                 660        118,633 SH    Sole                118,633
Taleo Corp - Class A            COM      87424n104                 323         41,270 SH    Sole                 41,270
Terex Corp.                     COM      880779103                 455         26,250 SH    Sole                 26,250
TicketMaster Entertainment Inc  COM      88633p302                 142         22,131 SH    Sole                 22,131
Transocean Inc                  COM      h8817h100                 433          9,154 SH    Sole                  9,154
UAL Corporation                 COM      902549807                 453         41,110 SH    Sole                 41,110
United Online Inc               COM      911268100                 186         30,597 SH    Sole                 30,597
Universal Technical Institute   COM      913915104                 219         12,775 SH    Sole                 12,775
Urstadt Biddle Properties       COM      917286205                 767         48,140 SH    Sole                 48,140
Xinhua Finance Media Ltd - ADR  COM      983982109                 135        218,538 SH    Sole                218,538
Bank of America 8.2%            PRD      060505765                 304         15,000 SH    Sole                 15,000
JPMorgan Chase 8.625%           PRD      46625H621                 378         15,000 SH    Sole                 15,000
Lasalle Hotel Properties Prefe  PRD      517942504                 642         50,000 SH    Sole                 50,000
Agere Systems  12/15/09  6.50%  CVBOND   00845VAA8                 981      1,000,000 PRN   Sole              1,000,000
Charles River 2.875% 6/15/34    CVBOND   159852AB8                 670        750,000 PRN   Sole                750,000
Curagen Corp 4% due 2/15/2011   CVBOND   23126RAE1                 877      1,034,000 PRN   Sole              1,034,000
Digital River 1.25% due 1/1/24  CVBOND   25388BAB0                 997      1,000,000 PRN   Sole              1,000,000
Euronet WorldWide 1.625%        CVBOND   298736AD1                 443        500,000 PRN   Sole                500,000
Hercules II 6/30/29 6.5%        CVBOND   427056BC9                 817      1,769,000 PRN   Sole              1,769,000
NII Holdings 2.75%              CVBOND   62913FAF9                 433        500,000 PRN   Sole                500,000
NII Holdings 3.125%             CVBOND   62913FAJ1                 455        750,000 PRN   Sole                750,000
Providence Service 6.5% due 5/  CVBOND   743815AB8                 168      1,000,000 PRN   Sole              1,000,000
Richardson Electronics 7 3/4%   CVBOND   763165AD9               1,140      1,425,000 PRN   Sole              1,425,000
Sonic Automotive 5.25%          CVBOND   83545GAE2                 850      1,000,000 PRN   Sole              1,000,000
Standard Motor Products 6.75%   CVBOND   853666AB1                 906      1,000,000 PRN   Sole              1,000,000
AMG Capital 5.15%               CVPFD    00170F209                 472         30,000 SH    Sole                 30,000
Carriage Service Cap            CVPFD    14444T309                 856         30,125 SH    Sole                 30,125
Continental Air 6% 11/15/30     CVPFD    210796306                 600         30,000 SH    Sole                 30,000
Crown Castle Int Pfd 6.25% due  CVPFD    228227401                 849         23,700 SH    Sole                 23,700
Felcor Lodging                  CVPFD    21430F200                 325         48,200 SH    Sole                 48,200
Newell Rubbermaid QUIPS         CVPFD    651195307                 785         30,200 SH    Sole                 30,200
Quadramed Corp 5.5%             CVPFD    74730W408                 589         55,000 SH    Sole                 55,000
United Rentals 6.5% 8/1/28      CVPFD    91136H306                 674         43,166 SH    Sole                 43,166


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